Stockholders' Equity - Schedule of Warrants Outstanding (Details)	Jul. 31, 2017 $ / shares shares
Warrants outstanding | shares	8,303,836
Warrant exercise price per share | $ / shares
09/17/17 [Member]
Warrants outstanding | shares	113,520
Warrant exercise price per share | $ / shares	$ 1.38
01/24/18 [Member]
Warrants outstanding | shares	375,000
Warrant exercise price per share | $ / shares	$ 0.83
08/29/19 [Member]
Warrants outstanding | shares	4,104,980
Warrant exercise price per share | $ / shares	$ 0.75
11/23/20 [Member]
Warrants outstanding | shares	1,986,101
Warrant exercise price per share | $ / shares	$ 0.45
12/01/21 [Member]
Warrants outstanding | shares	1,176,472
Warrant exercise price per share | $ / shares	$ 1.25
12/01/21 [Member]
Warrants outstanding | shares	117,647
Warrant exercise price per share | $ / shares	$ 1.28
01/23/22 [Member]
Warrants outstanding | shares	396,469
Warrant exercise price per share | $ / shares	$ 1.25
01/23/22 [Member]
Warrants outstanding | shares	33,647
Warrant exercise price per share | $ / shares	$ 1.28